As filed with the Securities and Exchange	Registration No. 333-85618
Commission on December 5, 2007	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 26	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on December 13, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective
Amendment No. 26 is to delay the effective date of Post-Effective Amendment No. 24, which was filed on
September 17, 2007. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485(b) at a future date that incorporates our responses to the comments and any required missing information or items.

PARTS A, B and C

Parts A and C of this Post-Effective Amendment No. 26 incorporate by reference Parts A and C of Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-85618) as filed on
June 4, 2007. Part B of this Post-Effective Amendment No. 26 incorporates by reference Part B of Post-
Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-85618) as filed on
April 13, 2007.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account NY-B, has duly caused this Post-Effect Amendment to a Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 5th day of
December, 2007.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:

Donald W. Britton*
President
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 5, 2007.

Signature	Title President, Chief Executive Officer
Donald W. Britton*	and Chairman (principal executive officer) Senior Vice President and
Steven T. Pierson* DIRECTORS OF THE DEPOSITOR Signature	Chief Accounting Officer Title Executive Vice President and
David A. Wheat*	Chief Financial Officer (principal accounting officer)

James R. Gelder* Donald W. Britton* Catherine H. Smith* R. Michael Conley* Carol V. Coleman* James F. Lille* Charles B. Updike*

Signature	Title

____________________ Ross M. Weale*

____________________ Brian D. Comer*

____________________ Curtis W. Olson*

____________________ Robert P. Browne*

____________________ Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.